Cover Page	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Trading Symbol	CYD
Entity Registrant Name	China Yuchai International Limited
Entity Central Index Key	0000932695
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	16 Raffles Quay #39-01A
Entity Address, Address Line Two	Hong Leong Building
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	048581
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Title of 12(b) Security	Common Stock, par value US$0.10 per Share
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	40,858,290
Entity File Number	1-13522
ICFR Auditor Attestation Flag	true
Auditor Name	Ernst & Young LLP
Auditor Firm ID	1247
Auditor Location	Singapore
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Loo Choon Sen
Entity Address, Address Line One	16 Raffles Quay
Entity Address, Address Line Two	#39-01A Hong Leong Building
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	048581
City Area Code	+65
Local Phone Number	6220 8411
Contact Personnel Fax Number	+65 6221 1172